Supplementary Information To Consolidated Statements Of Cash Flows (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in Operating Capital [Abstract]
Increase (Decrease) in Accounts Receivable	CAD (104)	CAD (19)
Increase (Decrease) in Income Taxes Receivable	(23)	(22)
Increase (Decrease) in Inventories	88	(2)
Increase (Decrease) in Other Current Assets	(18)	9
Increase (Decrease) in Accounts Payable	162	(45)
Increase (Decrease) in Income Taxes Payable	14	(32)
Increase (Decrease) in Other Current Liabilities	15	9
Increase (Decrease) in Operating Capital, Total	(134)	102
Interest Paid	480	196
Income Taxes Paid, Net	57	124
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Stock Issued During Period, Value, Dividend Reinvestment Plan	103	78
Debt Instrument, Convertible, Beneficial Conversion Feature	CAD 43	CAD 0